Employee benefits - Long-term incentive programs (Details)	12 Months Ended
Dec. 31, 2021 Y USD ($)
Long-term incentive programs
Disclosure of defined benefit plans [line items]
Vesting period (in years)	3 years
Matching Program
Disclosure of defined benefit plans [line items]
Vesting period (in years)	3 years
Performance Share Unit Program - PSU
Disclosure of defined benefit plans [line items]
Vesting period (in years)	3 years
Percentage of performance factor based on total return to shareholder metrics	80
percentage of performance factor based on environmental, social and governance indicator	20
Performance Share Unit Program - PSU | Granted shares
Disclosure of defined benefit plans [line items]
Measurement unit | $	1,474,723
Performance Share Unit Program - PSU | Expected volatility
Disclosure of defined benefit plans [line items]
Measurement unit	39.00
Performance Share Unit Program - PSU | Expected dividend yield
Disclosure of defined benefit plans [line items]
Measurement unit	3.18
Performance Share Unit Program - PSU | Expected term (in years)
Disclosure of defined benefit plans [line items]
Measurement unit | Y	3
Performance Share Unit Program - PSU | Expected value of the performance factor (Total)
Disclosure of defined benefit plans [line items]
Measurement unit	60.96